Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 7,855	$ 727,936
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(137)	(69,634)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,753,448	1,256,769
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(165,166)	(150,593)
Available-for-sale securities with unrealized losses, Total fair value	1,761,303	1,984,705
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(165,303)	(220,227)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	0	1,462,005
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(142,228)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	2,976,709	1,735,503
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(484,388)	(398,344)
Held-to-maturity securities with unrealized losses, Total fair value	2,976,709	3,197,508
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(484,388)	(540,572)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	7,855	713,462
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(137)	(68,016)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,486,104	995,154
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(158,738)	(138,507)
Available-for-sale securities with unrealized losses, Total fair value	1,493,959	1,708,616
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(158,875)	(206,523)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	250,177	251,463
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(4,355)	(11,429)
Available-for-sale securities with unrealized losses, Total fair value	250,177	251,463
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(4,355)	(11,429)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	40	5,626
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	0	(14)
Available-for-sale securities with unrealized losses, Total fair value	40	5,626
Available-for-sale securities with unrealized losses, Total gross unrealized losses	0	(14)
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	14,474
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(1,618)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	17,127	4,526
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(2,073)	(643)
Available-for-sale securities with unrealized losses, Total fair value	17,127	19,000
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (2,073)	$ (2,261)